Income Taxes - Components of Deferred Income Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Impairment and other valuation reserves	$ 110,816	$ 230,430
Incentive compensation	2,646	15,892
Indirect costs capitalized	27,202	17,068
Net operating loss carryforwards (state)	29,975	34,000
Transaction costs	2,610
State taxes	1,368
Other costs and expenses	17,230	21,970
Gross deferred tax assets	191,847	319,360
Valuation allowance	(6,233)	(8,300)
Deferred tax assets, net of valuation allowance	185,614	311,060
Deferred tax liabilities:
Interest capitalized	(2,590)	(3,040)
Basis difference in inventory	(14,029)	(14,007)
Fixed assets	(555)
Intangibles	(8,944)	(2,463)
Other	(1,675)	(2,567)
Deferred tax liabilities	(27,793)	(22,077)
Net deferred tax assets	$ 157,821	$ 288,983